Borrowings (Tables)	12 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of short term borrowings

As of September 30, 2024 and 2025, the bank borrowings were for working capital and capital expenditure purposes.

	As of September 30,
	2024	2025

Short-term borrowings
Beijing Zhongguancun Bank Co., Ltd.	$5,740	$5,658
Bank of Beijing Limited Hepingli Branch	-	843
Industrial and Commercial Bank of China Limited Beijing Jiulongshan Branch	712	702
Bank of China Limited Beijing Communication Technology Development Zone Branch	712	702
Industrial and Commercial Bank of China Limited Beijing Changan Branch	-	702
China CITIC Bank Co., Ltd. Beijing Branch	784	380
Zhengzhou East Branch of China Construction Bank Co., Ltd	35	34
Nantuo branch of Changsha Rural Commercial Bank Co., Ltd.	148	-
Total	$8,131	$9,021